FINANCIAL DEBT - IFC and IIC loans (Details) $ in Millions, $ in Millions	Dec. 15, 2021 ARS ($)	Sep. 22, 2020 ARS ($)	Apr. 25, 2019 USD ($) installment	Mar. 24, 2019 installment	Mar. 18, 2019 USD ($) installment	Mar. 04, 2019 USD ($) installment	Apr. 07, 2017 USD ($) installment	Oct. 05, 2016 USD ($) installment	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 ARS ($)
Current and non-current financial debt
Financial debt | $										$ 266,921	$ 302,185	$ 312,340
Bank loans - IFC Loan
Current and non-current financial debt
Principal amount | $			$ 20.0			$ 450.0
Half-yearly installments | installment			8	8
Gross proceeds | $					$ 290.0
Loan proceeds | $					285.5
Debt issuance cost | $					4.5
Loss on financial debt renegotiation | $	$ 885	$ 792
Debt amortization deferred, Percentage	75.00%	85.00%
Percentage of deb prepaid	25.00%	15.00%
Financial debt									$ 447.0	$ 45,947
Bank loans - IFC Loan | LIBOR
Current and non-current financial debt
Applicable margin			4.85%
Bank loans - IFC Loan | Tranche A
Current and non-current financial debt
Half-yearly installments | installment						8
Bank loans - IFC Loan | Tranche A | LIBOR
Current and non-current financial debt
Applicable margin						4.85%
Bank loans - IFC Loan | Tranche B-1
Current and non-current financial debt
Half-yearly installments | installment						6
Bank loans - IFC Loan | Tranche B-1 | LIBOR
Current and non-current financial debt
Applicable margin						4.60%
Bank loans - IFC Loan | Tranche B-2
Current and non-current financial debt
Half-yearly installments | installment						8
Bank loans - IFC Loan | Tranche B-2 | LIBOR
Current and non-current financial debt
Applicable margin						4.85%
Bank loans - IFC Loan | Tranche B-3
Current and non-current financial debt
Half-yearly installments | installment						6
Bank loans - IFC Loan | Tranche B-3 | LIBOR
Current and non-current financial debt
Applicable margin						4.60%
Bank loans - IFC Loan | Tranche B-4
Current and non-current financial debt
Half-yearly installments | installment						8
Bank loans - IFC Loan | Tranche B-4 | LIBOR
Current and non-current financial debt
Applicable margin						4.85%
Bank loans - IFC Loan | Tranche One
Current and non-current financial debt
Principal amount | $					$ 160.0
Half-yearly installments | installment					8
Bank loans - IFC Loan | Tranche One | LIBOR
Current and non-current financial debt
Applicable margin					4.85%
Bank loans - IFC Loan | Tranche Two
Current and non-current financial debt
Principal amount | $					$ 130.0
Half-yearly installments | installment					6
Bank loans - IFC Loan | Tranche Two | LIBOR
Current and non-current financial debt
Applicable margin					4.60%
Bank loans - IFC Loan | Minimum
Current and non-current financial debt
Deferred debt amortization period	24 months	24 months
Bank loans - IFC Loan | Maximum
Current and non-current financial debt
Deferred debt amortization period	60 months	48 months
Bank loans - IFC Loan | Personal
Current and non-current financial debt
Principal amount | $								$ 400.0
Borrowing term								6 years
Half-yearly installments | installment								8
Bank loans - IFC Loan | Personal | LIBOR
Current and non-current financial debt
Applicable margin								4.00%
IIC Loan | Personal
Current and non-current financial debt
Principal amount | $							$ 100.0
Half-yearly installments | installment							8
IIC Loan | Personal | LIBOR
Current and non-current financial debt
Applicable margin							4.00%